Property, Plant and Equipment (Narrative) (Details) - CAD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Jun. 17, 2020	Jan. 31, 2020	Jul. 31, 2021	Jul. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Inventory capitalized depreciation costs			$ 15,677	$ 11,988
Depreciation of property, plant and equipment			6,097	6,072
Impairments			20,230	79,418
Sale of property and related assets			93	10,966
Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Impairments			20,230	79,418
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Capitalized borrowing costs			$ 1,269	$ 2,385
Average annual interest rate			5.60%	7.22%
Buildings | Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Impairments			$ 160	$ 19,006
Langley and Montreal facilities
Disclosure of detailed information about property, plant and equipment [line items]
Impairments			17,820	1,178
Langley
Disclosure of detailed information about property, plant and equipment [line items]
Impairments			17,059
Montreal
Disclosure of detailed information about property, plant and equipment [line items]
Impairments			761
Construction in progress | Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Impairments			0	48,990
Cultivation and production equipment | Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Impairments			2,104	9,937
Impairment and Sale of Niagara Facility
Disclosure of detailed information about property, plant and equipment [line items]
Impairment losses			$ 31,606
Sale of property and related assets	$ 12,250
Loss on disposal of property, plant and equipment	$ 2,219
Impairment of Certain Optimization Projects
Disclosure of detailed information about property, plant and equipment [line items]
Impairment losses				$ 43,585
Income based approach | Newstrike
Disclosure of detailed information about property, plant and equipment [line items]
Increase in impairment loss		$ 24,283
Income based approach | DCF analysis, assumption one | Newstrike
Disclosure of detailed information about property, plant and equipment [line items]
Short-term growth rate		10.00%
Terminal value growth rate		3.00%
Decrease in short-term growth rate		1.00%
Decrease in recoverable amount		$ 24,000
Income based approach | DCF analysis, assumption two | Newstrike
Disclosure of detailed information about property, plant and equipment [line items]
Decrease in forecast revenues		3.00%
Decrease in recoverable amount		$ 34,000
Income based approach | DCF analysis, assumption three | Newstrike
Disclosure of detailed information about property, plant and equipment [line items]
Terminal value growth rate		3.00%
Decrease in terminal value growth rate		1.00%
Decrease in recoverable amount		$ 38,000
Income based approach | DCF analysis, assumption four | Newstrike
Disclosure of detailed information about property, plant and equipment [line items]
Post tax discount rate		14.10%
Increase in post tax discount rate		1.00%
Decrease in recoverable amount		$ 59,000